Supplement to the currently effective Statement of Additional Information of each of the listed funds:

Scudder 21st Century Growth Fund
Scudder Aggressive Growth Fund
Scudder Balanced Fund
Scudder Blue Chip Fund
Scudder California Tax-Free Income Fund
Scudder Capital Growth Fund
Scudder Contrarian Fund
Scudder Development Fund
Scudder-Dreman Financial Services Fund
Scudder-Dreman High Return Equity Fund
Scudder-Dreman Small Cap Value Fund
Scudder Dynamic Growth Fund
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Florida Tax-Free Income Fund
Scudder Focus Value+Growth Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder GNMA Fund
Scudder Gold & Precious Metals Fund
Scudder Greater Europe Growth Fund
Scudder Growth and Income Fund
Scudder Growth Fund
Scudder Health Care Fund
Scudder High Income Fund
Scudder High Income Opportunity Fund
Scudder High Yield Tax-Free Fund
Scudder Income Fund
Scudder International Fund
Scudder Large Company Growth Fund
Scudder Large Company Value Fund
Scudder Latin America Fund
Scudder Managed Municipal Bond Fund
Scudder Massachusetts Tax-Free Fund
Scudder Medium Term Tax-Free Fund
Scudder New Europe Fund
Scudder New York Tax-Free Income Fund
Scudder Pacific Opportunities Fund
Scudder Pathway Series: Conservative Portfolio
Scudder Pathway Series: Growth Portfolio
Scudder Pathway Series: Moderate Portfolio
Scudder Retirement Fund -- Series IV
Scudder Retirement Fund -- Series V
Scudder Retirement Fund -- Series VI
Scudder Retirement Fund -- Series VII
Scudder RREEF Real Estate Securities Fund
Scudder S&P 500 Index Fund
Scudder S&P 500 Stock Fund
Scudder Select 500 Fund
Scudder Short Term Bond Fund
Scudder Small Company Stock Fund
Scudder Small Company Value Fund
Scudder Strategic Income Fund
Scudder Target 2010 Fund
Scudder Target 2011 Fund
Scudder Target 2012 Fund
Scudder Technology Fund
Scudder Technology Innovation Fund
Scudder Total Return Fund
Scudder US Government Securities Fund
Scudder Variable Series I
     Scudder Bond Portfolio
     Scudder Balanced Portfolio
     Scudder Growth and Income Portfolio
     Scudder Capital Growth Portfolio
     Scudder 21st Century Growth Portfolio
     Scudder Global Discovery Portfolio
     Scudder International Portfolio
     Scudder Health Sciences Portfolio
Scudder Variable Series II
     Scudder Aggressive Growth Portfolio
     Scudder Blue Chip Portfolio
     Scudder Contrarian Value Portfolio
     Scudder Global Blue Chip Portfolio
     Scudder Government Securities Portfolio
     Scudder Growth Portfolio
     Scudder High Income Portfolio
     Scudder International Select Equity Portfolio
     Scudder Investment Grade Bond Portfolio
     Scudder Small Cap Growth Portfolio
     Scudder Strategic Income Portfolio
     Scudder Technology Growth Portfolio
     Scudder Total Return Portfolio
     SVS Davis Venture Value Portfolio
     SVS Dreman Financial Services Portfolio
     SVS Dreman High Return Equity Portfolio
     SVS Dreman Small Cap Value Portfolio
     SVS Eagle Focused Large Cap Growth Portfolio
     SVS Focus Value+Growth Portfolio
     SVS Index 500 Portfolio
     SVS INVESCO Dynamic Growth Portfolio
     SVS Janus Growth And Income Portfolio
     SVS Janus Growth Opportunities Portfolio
     SVS MFS Strategic Value Portfolio
     SVS Oak Strategic Equity Portfolio
     SVS Turner Mid Cap Growth Portfolio
Scudder Worldwide 2004 Fund



The following information replaces related information included in each fund's currently effective SAI under the section describing portfolio and brokerage transactions:

Portfolio Transactions

The Advisor is responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors, among others, as price, commission (where applicable), size of order, difficulty of execution and skill required of the executing broker-dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

A Fund's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

When it can be done consistently with the policy of obtaining the most favorable net results, the Advisor may place such orders with broker-dealers who supply research services to the Advisor or a Fund. The term "research services", may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for a Fund to pay a brokerage commission in excess of that which another broker-dealer might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed income transactions, with certain broker-dealers pursuant to which a broker-dealer will provide research services to the Advisor in exchange for the direction by the Advisor of brokerage transactions to the broker-dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. Although certain research services from broker-dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than a Fund and not all such information is used by the Advisor in connection with a Fund. Conversely, such information provided to the Advisor by broker-dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.

When selecting a broker-dealer to effect portfolio transactions on behalf of a Fund, the Advisor may, provided that it can be done consistently with the policy of obtaining the most favorable net results, consider the activities of the broker-dealer in selling shares of any Scudder-branded (funds marketed with the Scudder name), open-end investment company. The Advisor has informed the Board of each Scudder-branded, open-end investment company of these practices and has undertaken to provide to the Boards regular reports about its selection of broker-dealers to effect portfolio transactions. The Advisor believes that these reports are important because it recognizes that it or its affiliates may derive some benefit from these practices. The Advisor and its affiliates expect that each of the Funds will benefit by the direction of orders of the Funds to broker-dealers in consideration of those broker-dealers' sales of the Scudder-branded, open-end funds in general.



March 26, 2003